Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities:
Net Loss	$ (1,820,002)	$ (1,641,641)	$ (2,024,664)	$ (626,361)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve	3,601	39,088	26,435	(9,270)
Depreciation expense	112,107	1,635	27,993	2,182
Amortization of intangible assets	16,521	0
Amortization of right-of-use assets	48,569	0
Amortization of debt discount	0	336,713	336,713	81,342
Stock based compensation	59,964	469,377	541,377	0
Stock option compensation	172,900	0
Changes in Operating Assets and Liabilities:
Accounts receivable	262,099	(52,772)	15,403	(747)
Accounts receivable - related party	39,625	(18,636)	(39,061)	9,768
Inventory	(5,210)	(47,083)	(48,790)	30,333
Other receivables	(3,625)	0
Prepaid expenses	68,914	(97,186)	(107,553)	(318)
Deposits	7,210	(8,162)	(662)	17,516
Accounts payable and accrued liabilities	(22,860)	(107,188)	(154,675)	80,743
Accounts payable - related party	(4,921)	0	4,921	0
Other payable	(7,210)	18,000	7,210	0
Customer deposit	(5,348)	(31,734)	4,450	(30,392)
Taxes payable	0	(800)	(800)	0
Deferred rent			0	(468)
Net cash flows used in operating activities	(1,077,666)	(1,139,589)	(1,411,703)	(445,673)
Cash flows from investing activities:
Purchase of property and equipment	(4,517)	(4,524,944)	(4,599,792)	0
Cash paid for building improvement	(216,276)	0
Cash paid for acquisition	0	0
Net cash flows used in investing activities	(770,793)	(4,524,944)	(4,599,792)	0
Cash flows from financing activities:
Cash from acquisition	201,482	0
Payment for acquisition	0	0
Payments on long term debt and finance lease obligations	(48,865)	0
Proceeds from convertible note payable			0	500,000
Repayment of convertible notes	0	(548,949)	(548,949)	0
Shares issued for convertible notes	0	576,949	548,949	0
Proceeds from sale of common stock	0	3,805,488	10,072,848	0
Proceeds from shareholders loan	0	0
Shares issued from subscription receivable	0	6,078,104
Net cash flows provided by financing activities	152,617	9,911,592	10,072,848	500,000
Net Change in Cash and Cash Equivalents	(1,695,842)	4,247,059	4,061,353	54,327
Cash - Beginning of Period	4,455,751	394,398	394,398	340,071
Cash - End of Period	2,759,909	4,641,457	4,455,751	394,398
Supplemental non-cash financing activities
Promissory note issued for acquisition	50,000	0
Shares issued for acquisition	290,716	0
Shares issued to reduce notes payable	0	313,686	313,700	0
Supplemental Disclosures for Statement of Cash Flows:
Interest paid	0	0	$ 0	$ 105,831
Income tax paid	$ 0	$ 0